Income Taxes - Statutory rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of reconciliation between statutory tax rate and effective tax rate
Statutory federal rate	21.00%	21.00%	35.00%
State income taxes, net of federal benefits	4.60%	(1.40%)	4.20%
Adjustment to deferred tax assets as a result of the 2017 Act	0.00%	0.00%	21.80%
Termination of deferred compensation arrangements	9.20%	0.00%	0.00%
Transaction costs	0.00%	(6.20%)	5.20%
Adjustments to contingent consideration	0.00%	0.00%	(5.00%)
Excess tax benefit on share-based compensation	(2.60%)	15.50%	0.00%
Impairment of intangible assets	0.00%	(15.30%)	0.00%
Acceleration of deductions due to change in tax law	0.00%	6.40%	0.00%
Other	2.20%	(1.90%)	(0.40%)
Effective tax rate	34.40%	18.10%	60.80%
Cash payments for income taxes	$ 48.8	$ 13.4	$ 26.2